Property, Plant and Equipment	6 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

7. PROPERTY, PLANT AND EQUIPMENT

Computer system and equipment

	December 31, 2025	June 30, 2025
	RM	RM
Cost

As of July 1	158,379,999	158,400,231
Disposal / Written-off	-	(20,232)
As of December 31/ June 30	158,379,999	158,379,999

Accumulated depreciation and impairment loss

As of July 1	(80,369,339)	(45,103,697)
Charge for the period/year	(10,588,918)	(28,308,000)
Disposal / Written-off	-	4,368
Impairment loss	-	(6,962,010)
As of December 31/ June 30	(90,958,257)	(80,369,339)

Net carrying amount	67,421,742	78,010,660

(a)	All items of property, plant and equipment are initially measured at cost. After initial recognition, property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses.

(b)	Depreciation is calculated to write down the cost of the assets to their residual values on a straight line basis over their estimated useful lives. The estimated useful lives represent common life expectancies applied in the various business segments of the Group. The principal annual rates used are as follows:

Computer system and equipment	10% - 20%

(c)	The depreciation for the six months ended December 31, 2025 is RM 10,588,918 (December 31, 2024: RM 14,154,000).